Waddell & Reed Advisors
                    Retirement
                    Shares,
                    Inc.

                    Semiannual
                    Report
                    -------------
                    December 31, 2000

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        14     Statement of Assets and Liabilities

        15     Statement of Operations

        16     Statement of Changes in Net Assets

        17     Financial Highlights

        21     Notes to Financial Statements

        28     Independent Auditors' Report

        30     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Retirement Shares, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Retirement Shares, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF RETIREMENT SHARES
December 31, 2000


Dear Shareholder,


We are delighted to share with you this report on your Fund's operations for the six months ended December 31, 2000.

The last six months marked a volatile time for the markets and the economy. Concerns during the third quarter centered on rising energy prices, a faltering euro, worries about violence in the Middle East and doubts about third quarter corporate earnings reports. In the fourth quarter, those issues were accompanied by a protracted dispute over the presidential election and concern surrounding the potential for the U.S. economy to fall into a recession.

In combination, all of these issues served to depress stock prices as we entered the first quarter of 2001. This environment led to much speculation that the Federal Reserve may be inclined to cut interest rates in early 2001 to help ease recession worries. Nonetheless, the second half of 2000 wrapped up what was one of the worst years for stocks in a decade.

For the last six months, the technology-heavy Nasdaq Composite Index was down
37.71 percent, while the Nasdaq Industrial Index was down 29.60 percent. The two major indexes performed moderately better, as the Standard & Poor's 500 declined
8.77 percent and the Dow Jones Industrial Average increased 4.07 percent.

By contrast, bonds have done fairly well during the last six months. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance during the period.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to stick with specific financial plans. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify a portfolio.

Overall, investors have been rewarded well in recent years. We believe that those who continue a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts. Just as we urge you not to become unduly concerned if the market moves downward in the near term, we would urge that you not become too exuberant when it moves higher in similarly short time periods.

It is impossible to predict with certainty where markets will go next, but one thing that remains certain is that a well-thought-out investment plan is important. Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,

Robert L. Hechler
President

SHAREHOLDER SUMMARY OF RETIREMENT SHARES
--------------------------------------------------------------------------
Retirement Shares

                                GOAL:   To provide the highest
                                        long-term total
                                        investment return that is,
                                        in the opinion of
                                        the Fund's investment manager,
                                        consistent with reasonable safety of
                                        capital.

                            Strategy:   Invests primarily in
                                        common stocks and debt
                                        securities (of any
                                        maturity and mostly of
                                        investment grade) of U.S. and foreign
                                        issuers.  The Fund
                                        generally owns common stock of medium to large, well-established companies while typically emphasizing a blend of value and growth potential.
                                        Typically, the Fund's debt securities
                                        are either U.S. Government securities or investment-grade corporate bonds.

                             Founded:   1972

        Scheduled Dividend Frequency:   QUARTERLY (March, June, September,
                                        December)

Performance Summary -- Class A Shares
                 Per Share Data
For the Six Months Ended December 31, 2000
------------------------------------------

Dividends Paid                  $0.04
                                =====

Capital Gains Distribution      $2.69
                                =====

Net Asset Value on
  12-31-00 $7.64 adjusted to:  $10.33(A)
  6-30-00                       12.05
                               ------
Change per Share              $(1.72)
                               ======

(A)This number includes the capital gains distribution of $2.69 paid in December 2000 added to the actual net asset value on December 31, 2000.

Past performance is not necessarily indicative of future results.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-00   -11.37%      -5.96%          -9.72%        -6.95%
 5-year period
  ended 12-31-00    12.63%      13.97%            ---           ---
10-year period
  ended 12-31-00    13.27%      13.95%            ---           ---
Since inception
  of Class(F)        ---          ---           11.27%        13.61%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).


Average Annual Total Return(A)
                         Class C               Class Y(B)
                  -----------------------      ----------
                      With      Without
Period               CDSC(C)     CDSC(D)
------            ----------   ----------
 1-year period
  ended 12-31-00    -6.92%      -6.92%           5.77%
 5-year period
  ended 12-31-00     ---          ---             ---
10-year period
  ended 12-31-00     ---          ---             ---
Since inception
  of Class(E)       13.64%      13.64%          14.08%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(C)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(D)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(E)10-4-99 for Class C shares and 2-27-96 for Class Y shares (the date on which shares were first acquired by shareholders).

Portfolio Highlights

On December 31, 2000, Waddell & Reed Advisors Retirement Shares, Inc. had net assets totaling $1,258,216,614 invested in a diversified portfolio of:

   83.01% Common Stocks
    7.87% U.S. Government Securities
    6.53% Corporate Bonds
    2.33% Cash and Cash Equivalents
    0.26% Other Government Security



As a shareholder of Waddell & Reed Advisors Retirement Shares, Inc., for every $100 you had invested on December 31, 2000, your Fund owned:

 $42.38  Manufacturing Stocks
  11.73  Finance, Insurance and Real Estate Stocks
  10.94  Services Stocks
   8.11  Mining Stocks
   7.87  U.S. Government Securities
   6.53  Corporate Bonds
   5.62  Transportation, Communication, Electric
           and Sanitary Services Stocks
   4.23  Wholesale and Retail Trade Stocks
   2.33  Cash and Cash Equivalents
   0.26  Other Government Security

THE INVESTMENTS OF RETIREMENT SHARES
December 31, 2000

                                              Shares        Value

COMMON STOCKS
Amusement and Recreation Services - 0.61%
 Westwood One, Inc.*  ....................   400,000 $  7,725,000
                                                     ------------

Building Materials and Garden Supplies - 0.89%
 Lowe's Companies, Inc.  .................   250,000   11,125,000
                                                     ------------

Business Services - 10.33%
 America Online, Inc.*  ..................   400,000   13,920,000
 CheckFree Holdings Corporation*  ........   200,000    8,506,250
 Clear Channel Communications, Inc.*  ....   300,000   14,531,250
 Critical Path, Inc.*  ...................   400,000   12,287,500
 eBay Inc.*  .............................   400,000   13,187,500
 Getty Images, Inc.*  ....................   300,000    9,581,250
 Microsoft Corporation*  .................   300,000   13,021,875
 Oracle Corporation*  ....................   400,000   11,625,000
 VeriSign, Inc.*  ........................   220,000   16,307,500
 Veritas Software Corp.*  ................   150,000   13,129,687
 Walt Disney Internet Group*  ............   900,000    3,881,250
                                                     ------------
                                                      129,979,062
                                                     ------------

Chemicals and Allied Products - 12.41%
 American Home Products Corporation  .....   325,000   20,653,750
 Biogen, Inc.*  ..........................   350,000   21,032,813
 Bristol-Myers Squibb Company  ...........   225,000   16,635,938
 Clorox Company (The)  ...................   250,000    8,875,000
 Forest Laboratories, Inc.*  .............   125,000   16,609,375
 Johnson & Johnson  ......................   100,000   10,506,250
 King Pharmaceuticals, Inc.*  ............   225,000   11,629,687
 Pfizer Inc.  ............................   400,000   18,400,000
 QLT Inc.*  ..............................   300,000    8,418,750
 Schering-Plough Corporation  ............   150,000    8,512,500
 Smith International, Inc.*  .............   200,000   14,912,500
                                                     ------------
                                                      156,186,563
                                                     ------------

Communication - 4.63%
 Nextel Communications, Inc.*  ...........   500,000   12,359,375
 Sinclair Broadcast Group, Inc.*  ........   700,000    7,010,955
 Sprint Corporation - FON Group  .........   500,000   10,156,250
 Sprint Corporation - PCS Group*  ........   300,000    6,131,250
 USA Networks, Inc.*  ....................   500,000    9,734,375
 Viacom Inc., Class B*  ..................   275,000   12,856,250
                                                     ------------
                                                       58,248,455
                                                     ------------

                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF RETIREMENT SHARES
December 31, 2000

                                              Shares        Value
COMMON STOCKS (Continued)
Depository Institutions - 2.40%
 Chase Manhattan Corporation (The)*  .....   300,000 $ 13,631,250
 Citigroup Inc.  .........................   325,000   16,595,312
                                                     ------------
                                                       30,226,562
                                                     ------------

Electric, Gas and Sanitary Services - 0.99%
 AES Corporation (The)*  .................   225,000   12,459,375
                                                     ------------

Electronic and Other Electric Equipment - 17.41%
 Advanced Fibre Communications, Inc.*  ...   350,000    6,332,812
 Amphenol Corporation, Class A*  .........   300,000   11,756,250
 Applied Micro Circuits Corporation*  ....   225,000   16,910,156
 General Electric Company  ...............   450,000   21,571,875
 Glenayre Technologies, Inc.*  ........... 1,100,000    3,901,590
 Harman International Industries,
   Incorporated ..........................   240,000    8,760,000
 Integrated Device Technology, Inc.*  ....   375,000   12,363,281
 Intel Corporation  ......................   300,000    9,018,750
 JDS Uniphase Corporation*  ..............   450,000   18,731,250
 LSI Logic Corporation*  .................   550,000    9,399,500
 Maxim Integrated Products, Inc.*  .......   250,000   11,945,313
 McData Corporation*  ....................   200,000   10,956,250
 Micron Technology, Inc.*  ...............   250,000    8,875,000
 Nortel Networks Corporation  ............   575,000   18,435,938
 PMC - Sierra Inc.*  .....................    60,000    4,717,500
 Rambus Inc.*  ...........................   300,000   10,959,375
 Sanmina Corporation*  ...................   325,000   24,913,281
 Texas Instruments Incorporated  .........   200,000    9,475,000
                                                     ------------
                                                      219,023,121
                                                     ------------

Food Stores - 1.08%
 Kroger Co. (The)*  ......................   500,000   13,531,250
                                                     ------------

General Merchandise Stores - 1.40%
 BJ's Wholesale Club, Inc.*  .............   250,000    9,593,750
 Target Corporation  .....................   250,000    8,062,500
                                                     ------------
                                                       17,656,250
                                                     ------------

Industrial Machinery and Equipment - 5.90%
 Cisco Systems, Inc.*  ...................   800,000   30,600,000
 Cooper Cameron Corporation*  ............   300,000   19,818,750
 EMC Corporation*  .......................   275,000   18,287,500
 Sun Microsystems, Inc.*  ................   200,000    5,568,750
                                                     ------------
                                                       74,275,000
                                                     ------------
                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF RETIREMENT SHARES
December 31, 2000

                                              Shares        Value
COMMON STOCKS (Continued)
Insurance Agents, Brokers and Service - 1.40%
 Hartford Financial Services
   Group Inc. (The) ......................   250,000 $ 17,656,250
                                                     ------------

Insurance Carriers - 2.52%
 Chubb Corporation (The)  ................   175,000   15,137,500
 Lincoln National Corporation  ...........   350,000   16,559,375
                                                     ------------
                                                       31,696,875
                                                     ------------

Lumber and Wood Products - 1.41%
 Weyerhaeuser Company  ...................   350,000   17,762,500
                                                     ------------

Nondepository Institutions - 0.82%
 Freddie Mac  ............................   150,000   10,331,250
                                                     ------------

Oil and Gas Extraction - 8.11%
 Anadarko Petroleum Corporation  .........   350,000   24,878,000
 Apache Corporation  .....................   500,000   35,031,250
 Kerr-McGee Corporation  .................   300,000   20,081,250
 Schlumberger Limited  ...................   275,000   21,982,813
                                                     ------------
                                                      101,973,313
                                                     ------------

Petroleum and Coal Products - 0.72%
 Royal Dutch Petroleum Company,
   NY Shares .............................   150,000    9,084,375
                                                     ------------

Primary Metal Industries - 1.33%
 Alcoa Incorporated  .....................   500,000   16,750,000
                                                     ------------

Real Estate - 0.42%
 FrontLine Capital Group*  ...............   400,000    5,287,500
                                                     ------------

Security and Commodity Brokers - 4.17%
 Charles Schwab Corporation (The)  .......   425,000   12,059,375
 Goldman Sachs Group, Inc. (The)  ........   250,000   26,734,375
 Merrill Lynch & Co., Inc.  ..............   200,000   13,637,500
                                                     ------------
                                                       52,431,250
                                                     ------------

Stone, Clay, and Glass Products - 1.89%
 Corning Incorporated  ...................   450,000   23,765,625
                                                     ------------

                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF RETIREMENT SHARES
December 31, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment - 1.31%
 Boeing Company (The)  ...................   250,000$  16,500,000
                                                     ------------

Wholesale Trade -- Durable Goods - 0.86%
 Avnet, Inc.  ............................   500,000   10,750,000
                                                     ------------

TOTAL COMMON STOCKS - 83.01%                       $1,044,424,576
 (Cost: $1,098,926,267)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Communication - 2.76%
 Bell Atlantic Financial Services, Inc.,
   7.6%, 3-15-07 .........................   $10,000   10,307,100
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-30 .......................     3,000    3,265,320
 Deutsche Telekom International Finance B.V.,
   8.25%, 6-15-30 ........................    20,000   19,647,200
 Southwestern Bell Telephone Company,
   5.77%, 10-14-03 .......................     1,500    1,481,910
                                                     ------------
                                                       34,701,530
                                                     ------------

Depository Institutions - 1.02%
 Bank One Corporation,
   7.875%, 8-1-10 ........................    10,000   10,416,900
 Wachovia Corporation,
   6.25%, 8-4-08 .........................     2,500    2,382,175
                                                     ------------
                                                       12,799,075
                                                     ------------

Electric, Gas and Sanitary Services - 0.08%
 California Infrastructure and Economic
   Development Bank, Special Purpose
   Trust PG&E-1,
   6.42%, 9-25-08 ........................     1,000    1,009,140
                                                     ------------

Food and Kindred Products - 0.40%
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-36 ........................     5,000    5,080,100
                                                     ------------

                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF RETIREMENT SHARES
December 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Health Services - 0.54%
 Columbia/HCA Healthcare Corporation,
   6.91%, 6-15-05 ........................   $ 7,000 $  6,772,500
                                                     ------------

Industrial Machinery and Equipment - 0.98%
 Compaq Computer Corporation,
   7.65%, 8-1-05 .........................    10,000    9,872,400
 Tyco International Group S.A.,
   6.375%, 6-15-05 .......................     2,500    2,491,450
                                                     ------------
                                                       12,363,850
                                                     ------------

Nondepository Institutions - 0.27%
 General Electric Capital Corporation,
   8.3%, 9-20-09 .........................     3,000    3,418,920
                                                     ------------

Transportation by Air - 0.31%
 Southwest Airlines Co.,
   7.875%, 9-1-07 ........................     3,650    3,834,215
                                                     ------------

United States Postal Service - 0.17%
 Postal Square Limited Partnership,
   8.95%, 6-15-22 ........................     1,828    2,195,902
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 6.53%               $82,175,232
 (Cost: $80,859,108)

OTHER GOVERNMENT SECURITY - 0.26%
Supranational
 International Bank for Reconstruction and
   Development,
   9.25%, 7-15-17 ........................     2,500    3,250,375
                                                     ------------
 (Cost: $2,498,346)

                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF RETIREMENT SHARES
December 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   7.0%, 7-15-05 .........................   $10,000$  10,493,700
   6.875%, 9-15-10 .......................    20,000   21,296,800
 Government National Mortgage Association,
   6.5%, 8-15-28 .........................    11,959   11,824,835
 National Archives Facility Trust,
   8.5%, 9-1-19 ..........................     4,038    4,745,529
 United States Treasury:
   5.625%, 11-30-02 ......................    40,000   40,324,800
   5.75%, 11-15-05 .......................    10,000   10,326,600

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 7.87%                                $   99,012,264
 (Cost: $98,354,436)

TOTAL SHORT-TERM SECURITIES - 2.32%                $   29,248,636
 (Cost: $29,248,636)

TOTAL INVESTMENT SECURITIES - 99.99%               $1,258,111,083
 (Cost: $1,309,886,793)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.01%         105,531

NET ASSETS - 100.00%                               $1,258,216,614

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

 See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT SHARES
December 31, 2000
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value
   (Notes 1 and 3) .................................   $1,258,111
 Cash   ............................................            8
 Receivables:
   Investment securities sold ......................        4,615
   Dividends and interest ..........................        3,042
   Fund shares sold ................................        2,967
 Prepaid insurance premium .........................           16
                                                       ----------
    Total assets  ..................................    1,268,759
                                                       ----------
LIABILITIES
 Payable to Fund shareholders  .....................        7,021
 Payable for investment securities purchased .......        2,928
 Accrued service fee (Note 2)  .....................          219
 Accrued transfer agency and
   dividend disbursing (Note 2) ....................          184
 Accrued management fee (Note 2)  ..................           70
 Accrued distribution fee (Note 2)  ................           39
 Accrued accounting services fee (Note 2)  .........           10
 Accrued shareholder servicing - Class Y (Note 2)  .            4
 Other  ............................................           67
                                                       ----------
    Total liabilities  .............................       10,542
                                                       ----------
      Total net assets .............................   $1,258,217
                                                       ==========
NET ASSETS
 $1.00 par value capital stock:
   Capital stock ...................................   $  164,837
   Additional paid-in capital.......................    1,167,542
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income .        1,910
   Distribution in excess of net realized
    gains on investment transactions  ..............      (24,296)
   Net unrealized depreciation in value of
    investments  ...................................      (51,776)
                                                       ----------
    Net assets applicable to outstanding
      units of capital .............................   $1,258,217
                                                       ==========
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..........................................        $7.64
 Class B ...........................................        $7.58
 Class C  ..........................................        $7.58
 Class Y  ..........................................        $7.64
Capital shares outstanding:
 Class A  ..........................................      155,135
 Class B ...........................................        4,894
 Class C  ..........................................        1,013
 Class Y  ..........................................        3,795
Capital shares authorized ..........................      300,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
RETIREMENT SHARES
For the Six Months Ended December 31, 2000
(In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization .......................     $  8,791
   Dividends .......................................        3,790
                                                         --------
    Total income  ..................................       12,581
                                                         --------
 Expenses (Note 2):
   Investment management fee .......................        4,833
   Service fee:
    Class A  .......................................        1,483
    Class B  .......................................           44
    Class C  .......................................            9
   Transfer agency and dividend disbursing:
    Class A  .......................................          836
    Class B  .......................................           53
    Class C  .......................................           12
   Distribution fee:
    Class A  .......................................           61
    Class B  .......................................          135
    Class C  .......................................           28
   Accounting services fee .........................           56
   Custodian fees ..................................           36
   Audit fees ......................................           10
   Shareholder servicing - Class Y .................           10
   Legal fees ......................................            6
   Other ...........................................          195
                                                         --------
    Total expenses  ................................        7,807
                                                         --------
      Net investment income ........................        4,774
                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 3)
 Realized net gain on investments  .................        8,560
 Unrealized depreciation in value of investments
   during the period ...............................     (230,858)
                                                         --------
   Net loss on investments .........................     (222,298)
                                                         --------
    Net decrease in net assets resulting
      from operations ..............................    $(217,524)
                                                         ========


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
RETIREMENT SHARES
(In Thousands)
                                           For the      For the
                                         six months   fiscal year
                                            ended        ended
                                        December 31,   June 30,
                                            2000         2000
INCREASE (DECREASE) IN NET ASSETS       ------------  -----------
 Operations:
   Net investment income ...............  $    4,774   $    6,176
   Realized net gain on investments ....       8,560      363,878
   Unrealized appreciation
    (depreciation)  ....................    (230,858)      33,900
                                          ----------   ----------
    Net increase (decrease) in net assets
      resulting from operations ........    (217,524)     403,954
                                          ----------   ----------
 Distributions to shareholders (Note 1E):*
   From net investment income:
    Class A  ...........................      (4,648)      (5,913)
    Class B  ...........................         ---          ---
    Class C  ...........................         ---          ---
    Class Y  ...........................         (43)         (69)
   From realized gains on securities transactions:
    Class A  ...........................    (289,489)    (157,339)
    Class B  ...........................      (8,756)        (576)
    Class C  ...........................      (1,786)        (113)
    Class Y  ...........................      (2,142)      (1,368)
   In excess of realized gains on securities transactions:
    Class A  ...........................     (23,276)         ---
    Class B  ...........................        (704)         ---
    Class C  ...........................        (144)         ---
    Class Y  ...........................        (172)         ---
                                          ----------   ----------
                                            (331,160)    (165,378)
                                          ----------   ----------
 Capital share transactions (Note 5)  ..     384,673      290,316
                                          ----------   ----------
      Total increase (decrease).........    (164,011)     528,892
NET ASSETS
 Beginning of period  ..................   1,422,228      893,336
                                          ----------   ----------
 End of period, including undistributed
   net investment income of $1,910
   and $1,827, respectively ............  $1,258,217   $1,422,228
                                          ==========   ==========
                 *See "Financial Highlights" on pages 17 - 20.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RETIREMENT SHARES
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                    For the
                        six
                     months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12/31/00    2000   1999    1998   1997    1996
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $12.05  $ 9.84  $9.28   $9.14  $8.72   $8.26
                     ------  ------  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.04    0.06   0.19    0.24   0.27    0.26
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.72)   3.92   0.92    0.99   1.08    0.94
                     ------  ------  -----   -----  -----   -----
Total from investment
 operations  .......  (1.68)   3.98   1.11    1.23   1.35    1.20
                     ------  ------  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.04)  (0.06) (0.18)  (0.25) (0.27)  (0.27)
 From capital gains   (2.49)  (1.71) (0.37)  (0.84) (0.66)  (0.47)
 In excess of
   capital gains ...  (0.20)  (0.00) (0.00)  (0.00) (0.00)  (0.00)
                     ------  ------  -----   -----  -----   -----
Total distributions.  (2.73)  (1.77) (0.55)  (1.09) (0.93)  (0.74)
                     ------  ------  -----   -----  -----   -----
Net asset value,
 end of period  ....  $7.64  $12.05  $9.84   $9.28  $9.14   $8.72
                     ======  ======  =====   =====  =====   =====
Total return* ...... -14.77%  43.54% 12.75%  14.45% 16.70%  14.93%
Net assets, end of
 period (in millions)$1,184  $1,377   $890    $825   $716    $607
Ratio of expenses to
 average net assets    1.08%** 1.10%  0.99%   0.93%  0.92%   0.89%
Ratio of net
 investment income
 to average net
 assets  ...........   0.71%** 0.55%  2.04%   2.57%  3.12%   3.01%
Portfolio turnover
 rate  ............. 112.72% 295.37%122.58%  53.52% 39.55%  42.05%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RETIREMENT SHARES
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10/4/99*
                              ended        through
                           12/31/00        6/30/00
                            -------        -------
Net asset value,
 beginning of period         $12.00         $10.12
                            ------         ------
Income (loss) from investment
 operations:
 Net investment loss          (0.00)         (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..          (1.73)          3.60
                            ------         ------
Total from investment
 operations  .......          (1.73)          3.59
                            ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.00)
 From capital gains           (2.49)         (1.71)
 In excess of
   capital gains ...          (0.20)         (0.00)
                            ------         ------
Total distributions           (2.69)         (1.71)
                            ------         ------
Net asset value,
 end of period  ....          $7.58         $12.00
                             =====          =====
Total return .......         -15.24%         38.28%
Net assets, end of
 period (in
 millions)  ........            $37            $28
Ratio of expenses to
 average net assets            2.02%**        2.05%**
Ratio of net investment
 loss to average
 net assets  .......          -0.27%**       -0.42%**
Portfolio turnover
 rate  .............         112.72%        295.37%***

  *Commencement of operations.
 **Annualized.
***For the twelve months ended June 30, 2000.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RETIREMENT SHARES
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10/4/99*
                              ended        through
                           12/31/00        6/30/00
                            -------        -------
Net asset value,
 beginning of period         $12.00         $10.12
                             -----          -----
Income (loss) from investment
 operations:
 Net investment loss          (0.00)         (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..          (1.73)          3.60
                             -----          -----
Total from investment
 operations  .......          (1.73)          3.59
                             -----          -----
Less distributions:
 From net investment
   income ..........          (0.00)         (0.00)
 From capital gains           (2.49)         (1.71)
 In excess of
   capital gains ...          (0.20)         (0.00)
                             -----          -----
Total distributions           (2.69)         (1.71)
                             -----          -----
Net asset value,
 end of period  ....          $7.58         $12.00
                             =====          =====
Total return .......         -15.22%         38.28%
Net assets, end of
 period (in
 millions)  ........             $8             $6
Ratio of expenses to
 average net assets            2.03%**        2.07%**
Ratio of net investment
 loss to average
 net assets  .......          -0.29%**       -0.44%**
Portfolio turnover
 rate  .............         112.72%        295.37%***

  *Commencement of operations.
 **Annualized.
***For the twelve months ended June 30, 2000.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RETIREMENT SHARES
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                          For the
                   For the                                 period
                      six           For the fiscal           from
                    months        year ended June 30,    2/27/96*
                     ended  ----------------------------- through
                   12/31/00    2000   1999    1998   1997 6/30/96
                   --------  ------ ------  ------ ------ -------
Net asset value,
 beginning of period $12.05  $ 9.85  $9.28   $9.14  $8.72   $8.68
                     ------  ------  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.06    0.10   0.20    0.25   0.29    0.10
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.73)   3.89   0.94    0.99   1.07    0.06
                     ------  ------  -----   -----  -----   -----
Total from investment
 operations ........  (1.67)   3.99   1.14    1.24   1.36     .16
                     ------  ------  -----   -----  -----   -----
Less distributions:
 From net investment
   income...........  (0.05)  (0.08) (0.20)  (0.26) (0.28)  (0.12)
 From capital gains   (2.49)  (1.71) (0.37)  (0.84) (0.66)  (0.00)
 In excess of
   capital gains ...  (0.20)  (0.00) (0.00)  (0.00) (0.00)  (0.00)
                     ------  ------  -----   -----  -----   -----
Total distributions.  (2.74)  (1.79) (0.57)  (1.10) (0.94)  (0.12)
                     ------  ------  -----   -----  -----   -----
Net asset value,
 end of period  ....  $7.64  $12.05  $9.85   $9.28  $9.14   $8.72
                     ======  ======  =====   =====  =====   =====
Total return ....... -14.68%  43.75% 13.11%  14.62% 16.87%   1.91%
Net assets, end of
 period (in
 millions)  ........    $29     $11     $3      $3     $3      $2
Ratio of expenses
 to average net
 assets ............   0.92%** 0.88%  0.75%   0.79%  0.78%   0.71%**
Ratio of net
 investment income
 to average net
 assets ............   0.84%** 0.75%  2.32%   2.71%  3.28%   3.36%**
Portfolio
 turnover rate ..... 112.72% 295.37%122.58%  53.52% 39.55%  42.05%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Retirement Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide the highest long-term total investment return as is, in the opinion of management, consistent with reasonable safety of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Prior to September 1, 2000, the Accounting Services Agreement was as shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.4125 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     Prior to September 1, 2000, for Class A, Class B and Class C shares, the Fund paid WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $2,595,063. During the period ended December 31, 2000, W&R received $20,918 and $2,836 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $1,875,481 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R, on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which is it entitled to reimbursement under the Class A Plan.

     The Fund paid Directors' fees of $21,396, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $1,432,901,042 while proceeds from maturities and sales aggregated $1,448,426,403. Purchases of short-term and U.S. Government securities aggregated $1,590,546,320 and $102,594,938, respectively. Proceeds from maturities and sales of short-term and U.S. Government securities aggregated $1,612,204,998 and $38,035,508, respectively.

     For Federal income tax purposes, cost of investments owned at December 31, 2000 was $1,309,886,793, resulting in net unrealized depreciation of $51,775,710, of which $144,742,018 related to appreciated securities and $196,517,728 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $364,205,179 during its fiscal year ended June 30, 2000, which has been distributed to the Fund's shareholders.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands.

                            For the       For the
                         six months   fiscal year
                              ended         ended
                       December 31,      June 30,
                               2000          2000
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............       10,050        20,241
 Class B .............        1,623         2,413
 Class C .............          398           502
 Class Y  ............        2,895           728
Shares issued from reinvestment
 of dividends and/or capital gains
 distribution:
 Class A  ............       39,330        15,696
 Class B .............        1,189            56
 Class C .............          244            11
 Class Y  ............          177            86
Shares redeemed:
 Class A  ............       (8,494)      (12,091)
 Class B .............         (313)          (75)
 Class C .............         (122)          (20)
 Class Y  ............         (176)         (254)
                         ----------    ----------
Increase in outstanding
 capital shares ......       46,801        27,293
                         ==========    ==========
Value issued from sale
 of shares:
 Class A  ............     $111,976      $222,569
 Class B .............       18,088        27,172
 Class C .............        4,370         5,630
 Class Y  ............       22,444         7,680
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............      312,333       161,642
 Class B .............        9,359           576
 Class C .............        1,921           113
 Class Y  ............        1,409           885
Value redeemed:
 Class A  ............      (90,512)     (132,076)
 Class B .............       (3,300)         (860)
 Class C .............       (1,291)         (234)
 Class Y  ............       (2,124)       (2,781)
                           --------      --------
Increase in outstanding
 capital  ............     $384,673      $290,316
                           ========      ========

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Waddell & Reed Advisors Retirement Shares, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Retirement Shares, Inc. (the "Fund") as of December 31, 2000, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2000, and the financial highlights for the six-month period ended December 31, 2000, and for each of the five fiscal years in the period ended June 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Retirement Shares, Inc. as of December 31, 2000, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2000, and the financial highlights for the six-month period ended December 31, 2000, and for each of the five fiscal years in the period ended June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Kansas City, Missouri
February 2, 2001

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Charles W. Hooper, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President

The Waddell & Reed Advisors Group of Mutual Funds


Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.









------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com


NUR1007SA(12-00)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.